Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 100.4%
Education — 12.1%
California Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$414,418
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	4,828,256 (a)(b)
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	500,000	508,352
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	550,000	554,432
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,211,094 (c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,212,160 (c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	790,308 (c)
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	824,349 (c)
Total Education				10,343,369
Health Care — 5.5%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	737,024
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	252,390
California Statewide CDA Revenue:
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,778,863 (a)(b)
Los Angeles Jewish Home for the Aging, Refunding, CMI	5.000%	11/15/30	1,100,000	1,234,940
Viamonte Senior Living 1 Project, Series A, CMI	5.000%	7/1/30	225,000	244,890
Viamonte Senior Living 1 Project, Series A, CMI	5.000%	7/1/31	300,000	325,917
Viamonte Senior Living 1 Project, Series A, CMI	5.000%	7/1/32	100,000	108,431
Total Health Care				4,682,455
Housing — 5.6%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/49	1,125,000	1,219,019 (d)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,031,548
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,258,293
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,287,515
Total Housing				4,796,375
Industrial Revenue — 26.1%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, Refunding	4.000%	6/1/34	300,000	307,948
Series A, Refunding	4.000%	6/1/35	235,000	240,632
Series A, Refunding	4.000%	6/1/36	275,000	280,755
Series A, Refunding	4.000%	6/1/37	275,000	279,564
Series A, Refunding	4.000%	6/1/38	275,000	278,198
Series A, Refunding	4.000%	6/1/39	750,000	755,722
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	1,500,000	1,519,043 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	800,000	863,407 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,169,386 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	$2,500,000	$2,543,178 (a)(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	2,006,071 (e)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,100,000	1,142,551
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,140,000	4,434,610
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	2,500,000	2,684,395 (a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	634,255 (e)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,069,795
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,085,000	1,100,400
Total Industrial Revenue				22,309,910
Leasing — 9.2%
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	266,979
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,019,097
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,059,244
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/40	1,525,000	1,675,083
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	366,044
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	304,267
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	404,810
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	1,620,000	1,709,909
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	509,323
School Financing Project, BAM	4.000%	6/1/37	610,000	613,535
Total Leasing				7,928,291
Local General Obligation — 1.6%
Rincon Valley, CA, Union School District, Sonomo County, GO, Series A	4.000%	8/1/49	1,375,000	1,344,946
Other — 2.7%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,298,780 (e)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,037,879 (e)
Total Other				2,336,659
Power — 3.5%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	316,875 *(f)
Series A	5.050%	7/1/42	70,000	29,575 *(f)
Series DDD, Refunding	—	7/1/21	275,000	115,500 *(g)
Series TT	5.000%	7/1/37	450,000	190,125 *(f)
Series XX	5.250%	7/1/40	190,000	80,275 *(f)
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M	5.000%	11/15/49	2,000,000	2,251,385
Total Power				2,983,735
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — 4.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$450,000	$404,785
Restructured, Series A-1	4.550%	7/1/40	50,000	50,119
Restructured, Series A-2	4.329%	7/1/40	80,000	79,119
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	2,004,761
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	264,806
Community Facilities District No 2023-1	5.500%	9/1/43	400,000	431,563
Community Facilities District No 2023-1	4.500%	9/1/44	1,000,000	993,964
Total Special Tax Obligation				4,229,117
State General Obligation — 2.1%
California State, GO, Various Purpose, Refunding	4.000%	3/1/37	1,000,000	1,038,142 (h)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,151
Restructured, Series A-1	5.375%	7/1/25	5,226	5,263
Restructured, Series A-1	5.625%	7/1/27	10,372	10,804
Restructured, Series A-1	5.625%	7/1/29	10,203	10,976
Restructured, Series A-1	5.750%	7/1/31	9,910	10,980
Restructured, Series A-1	4.000%	7/1/33	9,398	9,329
Restructured, Series A-1	4.000%	7/1/35	163,447	161,319
Restructured, Series A-1	4.000%	7/1/37	435,000	425,574
Restructured, Series A-1	4.000%	7/1/41	74,857	71,149
Restructured, Series A-1	4.000%	7/1/46	10,251	9,518
Subseries CW	0.000%	11/1/43	41,550	26,332 (b)
Total State General Obligation				1,787,537
Transportation — 16.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	2,768,436
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	500,000	486,634
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	857,063
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	448,298
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	1,610,000	1,662,950 (e)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,100,000	2,273,879 (e)
Series E, Refunding	5.000%	5/1/35	3,600,000	3,827,135 (e)
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	926,633
Refunding	5.000%	3/1/36	975,000	1,015,975
Total Transportation				14,267,003
Water & Sewer — 10.4%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,000,000	1,055,647 (c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,048,235 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$509,579 (c)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Sub-Series C, Refunding	4.000%	11/1/40	1,500,000	1,577,418
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,500,077
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,081,431
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,156,221
Total Water & Sewer				8,928,608

Total Municipal Bonds (Cost — $87,032,253)				85,938,005
Municipal Bonds Deposited in Tender Option Bond Trust(i) — 7.2%
Leasing — 7.2%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $6,075,034)	5.000%	12/1/49	5,500,000	6,126,443 (d)
Total Investments — 107.6% (Cost — $93,107,287)				92,064,448
TOB Floating Rate Notes — (4.3)%				(3,665,000)
Other Liabilities in Excess of Other Assets — (3.3)%				(2,840,666)
Total Net Assets — 100.0%				$85,558,782

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	The coupon payment on this security is currently in default as of August 31, 2024.
(g)	The maturity principal is currently in default as of August 31, 2024.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
COP	—	Certificates of Participation
GO	—	General Obligation
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
PFA	—	Public Facilities Authority
USD	—	Unified School District
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate Maturity California Municipals Fund
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	35	12/24	$4,365,901	$4,309,375	$(56,526)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$85,938,005	—	$85,938,005
Municipal Bonds Deposited in Tender Option Bond Trust	—	6,126,443	—	6,126,443
Total Investments	—	$92,064,448	—	$92,064,448
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$56,526	—	—	$56,526

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report